SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2016	Aug. 31, 2015	Feb. 29, 2016	Feb. 28, 2015
Summary Of Significant Accounting Policies Details Narrative
Research and development costs	$ 356,168	$ 317,968	$ 627,291	$ 537,294	$ 1,360,739	$ 1,266,158